Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Limited partners	Limited partners Equity attributable to owners of parent [member]	Limited partners Capital	Limited partners Retained earnings	Limited partners Accumulated other comprehensive (loss) income	General partner	General partner Capital	General partner Retained earnings	General partner Accumulated other comprehensive (loss) income	Redeemable/ exchangeable and special limited partnership units Non-controlling interests	Limited partnership units of Brookfield Office Properties Exchange LP Non-controlling interests	Interests of others in operating subsidiaries and properties Non-controlling interests
Beginning balance at Dec. 31, 2014	$ 28,299	$ 6,586	$ 125	$ 5,612	$ 1,010	$ (161)	$ 5	$ 4	$ 1	$ 0	$ 13,147	$ 470	$ 8,091
Net income	3,766	1,064			1,064		1		1		1,789	61	851
Other comprehensive income (loss)	(681)	(143)				(143)					(240)	(8)	(290)
Total comprehensive income	3,085	921			1,064	(143)	1		1		1,549	53	561
Distributions	(1,585)	(276)			(276)						(464)	(15)	(830)
Issuances / repurchases of equity interests in operating subsidiaries	1,134	(7)			(7)						(12)		1,153
Exchange of exchangeable units		201	1	203		(3)					(2)	(199)
Ending balance at Dec. 31, 2015	30,933	7,425	126	5,815	1,791	(307)	6	4	2	0	14,218	309	8,975
Net income	2,717	660			660		0		0		1,103	30	924
Other comprehensive income (loss)	(246)	(112)				(112)					(187)	(5)	58
Total comprehensive income	2,471	548			660	(112)	0		0		916	25	982
Distributions	(1,762)	(293)			(293)						(490)	(13)	(966)
Issuances / repurchases of equity interests in operating subsidiaries	2,519	(168)		(95)	(73)						(122)	(3)	2,812
Exchange of exchangeable units		24	1	23							1	(25)
Ending balance at Dec. 31, 2016	34,161	7,536	127	5,743	2,085	(419)	6	4	2	0	14,523	293	11,803
Net income	2,468	136			136						233	6	2,093
Other comprehensive income (loss)	880	183				183					312	8	377
Total comprehensive income	3,348	319			136	183					545	14	2,470
Distributions	(3,515)	(301)			(301)						(516)	(13)	(2,685)
Issuances / repurchases of equity interests in operating subsidiaries	1,130	(165)	13	(136)	(42)						(53)	(2)	1,350
Exchange of exchangeable units		6		6							1	(7)
Ending balance at Dec. 31, 2017	$ 35,124	$ 7,395	$ 140	$ 5,613	$ 1,878	$ (236)	$ 6	$ 4	$ 2	$ 0	$ 14,500	$ 285	$ 12,938